Supplement to the
Prime Money Market Portfolio
Institutional Class
May 30, 2018
Summary Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

PMM-I-SUM-18-01 1.9891839.100	September 28, 2018

Supplement to the
Prime Money Market Portfolio
Class III
May 30, 2018
Summary Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

ICD-III-SUM-18-01 1.9891837.100	September 28, 2018

Supplement to the
Prime Money Market Portfolio
Class II
May 30, 2018
Summary Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

ICD-II-SUM-18-01 1.9891836.100	September 28, 2018

Supplement to the
Prime Money Market Portfolio
Class I
May 30, 2018
Summary Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

ICD-I-SUM-18-01 1.9891835.100	September 28, 2018

Supplement to the
Prime Money Market Portfolio
Class IV
May 30, 2018
Summary Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

ICD-IV-SUM-18-01 1.9891838.100	September 28, 2018

Supplement to the
Prime Money Market Portfolio
Select Class
May 30, 2018
Summary Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

PMM-SC-SUM-18-01 1.9891840.100	September 28, 2018